SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2022
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY
10.	SHAREHOLDERS’ EQUITY

Ordinary Shares

On October 29, 2019, the board of directors of the Company (the "Board") approved the re-designation of the authorized share capital of 100,000 ordinary shares to 71,369 Class A ordinary shares and 28,631 Class B ordinary shares. On October 31, 2019, the Board approved the increase of authorized share capital of the Class A and Class B ordinary shares to 700,000 and 300,000, respectively. Holders of Class A ordinary shares and Class B ordinary shares have the same rights, except for voting and conversion rights. Each Class A ordinary share is entitled to one vote; and each Class B ordinary share is entitled to ten votes and is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. On October 31, 2019, the Board approved a share split of 1-for-100, pursuant to which the authorized share capital of the Class A and Class B ordinary shares would increase to 70,000,000 and 30,000,000, respectively, with a par value of US$0.01. The registration of the above changes was completed on November 12, 2019 and both classes of ordinary shares have been retrospectively adjusted accordingly.

As of December 31, 2021 and June 30, 2022, the Company is authorized to issue 70,000,000 Class A Ordinary shares with US$0.01 par value per share. As of December 31, 2021 and June 30, 2022, 16,604,402 and 37,591,891 Class A ordinary shares were issued and outstanding, respectively. As of December 31, 2021 and June 30, 2022, the Company is authorized to issue 30,000,000 Class B Ordinary shares with US$0.01 par value per share. As of December 31, 2021 and June 30, 2022, 2,773,100 Class B ordinary shares were issued and outstanding.

Conversion of convertible loans

On February 17, 2021, the Group issued 54,642 Class A ordinary shares for conversion of EMA Financial, LLC. (“EMC”)’s $RMB 1,689 (US$265) convertible loan entered into on July 30, 2020 based on the conversion price of $5.12 per share. On June 21, 2021, the Company issued 563,800 Class A ordinary shares on June 21, 2021 in the conversion of a $ RMB12,745 (US$2,000) convertible loan issued on February 5, 2021 based on conversion prices ranging from $3.52-$3.55 per share. On December 10, 2021, the Company issued 114,234 Class A ordinary shares upon the conversion of RMB 1,651 (US$256) Convertible Debentures based on conversion prices ranging from $1.09-2.16 per share.

10.	SHAREHOLDERS’ EQUITY (CONTINUED)

Conversion of convertible loans (continued)

On March 16, 2022, the Company issued 4,842,197 Class A ordinary shares upon the conversion of  RMB 22,237(US$3,509) of Convertible Debentures based on conversion prices ranging from $0.34-1.00 per share. As a result, substantially all of the Convertible Debentures of US $3,014 were converted into Class A ordinary shares by March 15, 2022.

On April 27,2022, the Company issued 3,232,397 Class A ordinary shares upon the conversion of the Ascent convertible note of RMB4,479 (US$703) based on conversion prices ranging from $0.16-0.33 per share.

Shares issued for services

On July 28, 2020, the Group entered into a service agreement with a public relation (“PR”) firm for its public relations services. Pursuant to the service agreement, the Group required to pay 70,000 class A ordinary shares for the PR service by the period ended on September 29, 2020. The fair value of the PR services was determined to be RMB 2,706 (US$415) based on the Company’s ADS market price on July 28, 2020. The Company issued 35,000 Class A ordinary shares for the year ended December 31, 2020, and the remaining 35,000 Class A ordinary share were issued on February 18, 2021.

On June 1, 2022, the Group entered into a service agreement with a PR. Pursuant to the service agreement, the Group required to pay US$50 as compensation for the public relations services, On June 10, 2022, the Company issued 187,094 class A ordinary shares for the PR services. The fair value of the PR services was RMB359 (US$54) determined based on the Company’s ADS market price on June 10, 2022.

Shares issued for reserve

On July 30, 2020, the Company deposited 243,000 Class A ordinary shares into an escrow account as a reserve for potential convertible loans conversion. On August 7, 2020, the Company deposited 257,000 Class A ordinary shares into an escrow account as a reserve  for potential convertible loans conversions. On March 16, 2021, the Company deposited 2,000,000 Class A ordinary shares into an escrow account as a reserve for potential convertible loans conversions. On July 23, 2021, the Company deposited 1,625,893 Class A ordinary shares into an escrow account as a reserve y for potential convertible loans conversions. On July 28, 2021, the Company deposited 4,230 Class A ordinary shares into  an escrow account as a reserve y for potential convertible loan conversions. On March 16, 2022, the Company deposited 6,000,000 Class A ordinary shares into an escrow account as a reserve for potential convertible loan conversions. The Group then transferred a total of 8,807,270 Class A ordinary shares to the holders of convertible debt upon conversions. As of June 30, 2022, 1,322,853 Class A ordinary shares were held in an escrow account as a reserve for potential convertible loan(s) conversion.

Private placements

On February 20, 2021, the Company entered into a share purchase agreement with Dr. Yu, under which Dr. Yu purchased 152,100 Class A ordinary shares at the price of US$4.56 per share. The purchase price was offset from a balance due to Dr. Yu.

On February 21, 2021, the Company entered into a share subscription agreement with a third-party Chinese investor, under which the Company issued 387,597 Class A ordinary Shares at price of US$4.80 to the investor for gross proceeds of RMB 12,000 (US$1,883) on February 24, 2021. The Company paid a finder’s fee in the form of 19,174 Class A ordinary shares to a Chinese consultant on March 22, 2021 in connection with this transaction.

10.SHAREHOLDERS’ EQUITY (CONTINUED)

Private placements (continued)

On May 12, 2021, the Company entered into a share subscription agreement with a third-party Chinese investor, under which the Group issued 238,095 Class A ordinary shares at price of US$4.2 to the investor for gross proceeds of RMB6,470 (US$1,015).

On June 22, 2021, the Company entered into a share subscription agreement with a third-party Chinese investor, under which the Group issued 425,532 Class A ordinary Shares at price of US$3.76 to the investor for gross proceeds of RMB10,353 (US$1,625). In connection with the transaction, the Group paid a finder’s fee in the form of  21,276 Class A ordinary shares to a Chinese consultant.

On September 22, 2021, Dr. Yu executed an Offset Agreement with the Company, pursuant to which the purchase price associated with Dr Yu’s options to purchase 250,000 ADSs (RMB 6,105 or US$945) was credited against the outstanding purchase price for Anpai Shanghai due to Dr. Yu (RMB 8,500 or US$1,334), resulting in a net amount due from the Company to Dr. g Yu of (RMB 2,395 or US$376). The Company issued 106,395 Class A ordinary shares at fair market value US$3.49 per share to settle the amount due to Dr. Yu.

On November 15, 2021, the Company closed a registered direct offering of 1,132,111 Class A ordinary shares at price of US$2.22 per share to a third-party investor for gross proceeds of RMB 16,041 (US$2,517) after deducting underwriting discounts and other offering expenses. The net proceeds amounted to RMB13,528 (US$2,123).

On March 16, 2022, the Company entered into a share subscription agreement with a third-party investor, under which the Company issued 1,235,788 Class A ordinary shares at price of US$0.2563 per share to the investor. In addition, pre-funded warrants to purchase an aggregate of 4,226,135 of Class A ordinary shares for US$0.2563 per share were issued to the investor. Total gross proceeds of RMB9,395 (US$1,400) was received on May 19, 2022. No warrants were exercised during the six months ended June 30, 2022.

On March 29, 2022, the Company entered into a share subscription agreement with a third-party Chinese investor, under which the Company issued 654,622 Class A ordinary Shares at price of US$0.35 to the investor and received gross proceeds of RMB 1,500 (US$232) on March 30, 2022.

10.	SHAREHOLDERS’ EQUITY (CONTINUED)

On May 27, 2022, the Company entered into investment agreements with nine third-party investors. The investors agreed to invest up to RMB20,094 (US$3,000) to purchase Class A ordinary shares, with the purchase price of the lower of (i) $0.30 per ADS (the equivalent of 1 Class A ordinary share) and (ii) 80% of the average ten-day trading closing price of the ADS (the equivalent of 1 Class A ordinary share) for the ten consecutive day trading period ended on the date of investment agreement. On May 27, 2022 and May 30, 2022, the Company issued 6,229,235 and 6,263,048 Class A ordinary shares to the investors, respectively. In addition, warrants to (i) purchase an aggregate of 3,000,000 Class A ordinary shares for US$0.4 per share, (ii) purchase an aggregate of 1,200,000 Class A ordinary shares for US$0.75 per share (ADS) and (iii) warrants to purchase an aggregate of 750,000 Class A ordinary shares (ADS) for US$1.2 per share were issued to the investors. No warrants were excised during the six months ended June 30, 2022. Subsequently, on September 2, 2022, three investors in the Company’s May 2022 private placements filed an action against the Company in the State of Delaware Court of Chancery captioned Chen Wenge, et al. v. AnPac Bio-Medical Science Co., Ltd., C.A. No. 2022-0779-PAF. The Plaintiffs sued the Company for breaches of the investment agreements of May 2022. The Plaintiffs claimed that the entry into certain investment agreements and a merger agreement breached or would breach the terms of the plaintiffs’ (and several other investors’) securities purchase agreements, including a right of first refusal and a prohibition against certain acquisitions and changes of business. The Court issued a temporary restraining order concerning enforcement of the private placements on September 3, 2022, amended the temporary restraining order on September 9, 2022, and further amended the temporary restraining order on September 23, 2022 (“TRO”). In order to settle the litigation, the Company entered into Stock Repurchase Agreement with the three plaintiffs, and all the other investors in the May 2022 private placements on n October 15, 2022. The Company agreed to repurchase from the nine investors 12,492,283 Class A ordinary shares and warrants to purchase a total of 2,475,000 Class A ordinary shares for total consideration of $1.5 million. The Company fully settled the litigation on October 27, 2022. In connection with the settlement, Yuyang Cui and Jiawen Kang resigned from our Board and Yuyang Cui resigned as co-CEO of the Company. The repurchased warrants were canceled and the repurchased Class A ordinary shares are treated a treasury shares.

Transfer of Class B ordinary shares to Class A ordinary shares

During the year ended December 31, 2021, 90,000 Class B ordinary shares were transferred into Class A ordinary shares.